2. SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Financial assets and liabilities
	Financial Assets		Financial Liabilities
	2012	2011	2012	2011

U.S. dollar	$–	$770	$9,973	$–